Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investment

The following table summarizes the Group’s investment balances:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	65,000	12,400	1,804
Total held-to-maturity investments	65,000	12,400	1,804
- Available-for-sale investments
- Fixed income products	95,345	42,148	6,130
Total available-for-sale investments	95,345	42,148	6,130
Total Investments held by consolidated investment funds	—	395,929	57,585
Total short-term investments	160,345	450,477	65,519
Long-term investments
- Held-to-maturity investments
- Fixed income products	205,500	121,671	17,696
Total held-to-maturity investments	205,500	121,671	17,696
- Available-for-sale investments
- Equity Securities of listed equity securities	294,080	—	—
- Fixed income product	138,897	139,994	20,362
Total available-for-sale investments	432,977	139,994	20,362
- Other long-term investments
- Investments measured at fair value	—	374,612	54,485
- Investments measured at cost less impairment
- Private equity funds products	147,800	138,149	20,093
- Other investments measured at cost less impairment	152,960	141,200	20,537
Total other long-term investments	300,760	653,961	95,115
Total Investments held by consolidated investment funds	49,029	109,439	15,917
Total long-term investments	988,266	1,025,065	149,090
Total investments	1,148,611	1,475,542	214,609